Revenue Information - Schedule of Changes in Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Changes in Contract Liabilities [Abstract]
Beginning balance	$ 14,346	¥ 100,326	$ 16,062	¥ 112,323	$ 12,713	¥ 88,906
Addition	13,419	93,842	16,518	115,511	24,283	169,811
Recognized as revenue	(14,130)	(98,818)	(17,063)	(119,325)	(19,391)	(135,606)
Recognized tax amount allocated	(848)	(5,929)	(1,056)	(7,385)	(1,091)	(7,626)
Refund	(85)	(599)	(115)	(798)	(452)	(3,162)
Ending balance	$ 12,702	¥ 88,822	$ 14,346	¥ 100,326	$ 16,062	¥ 112,323